UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS
Advisory Research All Cap Value Fund (ADVGX)
Advisory Research Emerging Markets Opportunities Fund (ADVMX)
Advisory Research Global Value Fund (ADVWX)
Advisory Research International Small Cap Value Fund (Investor Class - ADVIX)
Advisory Research International Small Cap Value Fund (Class I - ADVLX)
Advisory Research Small Company Opportunities Fund (ADVSX)
Advisory Research Strategic Income Fund (ADVNX)

SEMI-ANNUAL REPORT
APRIL 30, 2017

Advisory Research Funds
Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research Emerging Markets Opportunities Fund	4
Advisory Research Global Value Fund	9
Advisory Research International Small Cap Value Fund	15
Advisory Research Small Company Opportunities Fund	19
Advisory Research Strategic Income Fund	22
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	37
Notes to Financial Statements	44
Expense Examples	58

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus

www.advisoryresearch.com

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.9%
	COMMUNICATIONS – 6.7%
13,428	Comcast Corp. - Class A	$526,243
20,937	Twenty-First Century Fox, Inc. - Class B	625,179
		1,151,422
	CONSUMER DISCRETIONARY – 18.4%
8,955	Adient PLC	658,730
7,515	Armstrong World Industries, Inc.*	351,326
10,810	Brink's Co.	663,734
6,012	Harley-Davidson, Inc.	341,542
3,260	Masonite International Corp.*	271,232
3,150	Ralph Lauren Corp.	254,268
5,517	Sally Beauty Holdings, Inc.*	104,933
2,901	Snap-on, Inc.	486,004
		3,131,769
	CONSUMER STAPLES – 10.6%
5,087	Casey's General Stores, Inc.	570,100
9,007	CVS Health Corp.	742,537
10,966	Mondelez International, Inc. - Class A	493,799
		1,806,436
	ENERGY – 4.8%
3,162	Chevron Corp.	337,385
2,753	Pioneer Natural Resources Co.	476,242
		813,627
	FINANCIALS – 18.9%
7,013	American Express Co.	555,780
4,048	Berkshire Hathaway, Inc. - Class B*	668,770
7,490	Discover Financial Services	468,799
1,620	Enstar Group Ltd.*	315,576
17,862	FNF Group	731,449
5,540	JPMorgan Chase & Co.	481,980
		3,222,354
	HEALTH CARE – 11.7%
4,729	Analogic Corp.	339,779
7,362	Cardinal Health, Inc.	534,407
7,441	Medtronic PLC	618,273
2,842	UnitedHealth Group, Inc.	497,009
		1,989,468
	INDUSTRIALS – 9.2%
7,240	Allison Transmission Holdings, Inc.	280,043
6,477	Hexcel Corp.	335,185
6,887	TE Connectivity Ltd.	532,847

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3,736	Union Pacific Corp.	$418,283
		1,566,358
	MATERIALS – 4.1%
1,793	Ashland Global Holdings, Inc.	221,435
9,185	H.B. Fuller Co.	485,244
		706,679
	TECHNOLOGY – 7.5%
7,170	Avnet, Inc.	277,407
8,298	CDW Corp.	490,329
7,608	Microsoft Corp.	520,844
		1,288,580
	TOTAL COMMON STOCKS (Cost $12,334,379)	15,676,693

Principal Amount
	SHORT-TERM INVESTMENTS – 7.9%
$1,353,301	UMB Money Market Fiduciary, 0.01%[1]	1,353,301

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,353,301)	1,353,301

	TOTAL INVESTMENTS – 99.8% (Cost $13,687,680)	17,029,994
	Other Assets in Excess of Liabilities – 0.2%	29,589

	TOTAL NET ASSETS – 100.0%	$17,059,583

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Home & Office Products	10.4%
Specialty Finance	10.3%
Retail - Consumer Staples	7.7%
Media Content	6.7%
Health Care Facilities/Services	6.0%
Automotive	5.9%
Insurance	5.8%
Medical Equipment/Devices	5.6%
Oil, Gas & Coal	4.8%
Chemicals	4.1%
Electrical Equipment	3.1%
Software	3.1%
Consumer Products	2.9%
Technology Services	2.9%
Banking	2.8%
Transportation & Logistics	2.5%
Aerospace & Defense	2.0%
Transportation Equipment	1.6%
Design, Manufacturing & Distribution	1.6%
Apparel & Textile Products	1.5%
Retail - Discretionary	0.6%
Total Common Stocks	91.9%
Short-Term Investments	7.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.0%
	BRAZIL – 7.3%
69,066	Banco ABC Brasil S.A.	$387,750
112,482	Duratex S.A.	316,457
68,000	Embraer S.A.	329,063
159,700	Movida Participacoes S.A.*	445,274
82,124	MRV Engenharia e Participacoes S.A.	412,418
211,873	QGEP Participacoes S.A.	424,534
		2,315,496
	CAMBODIA – 1.2%
664,000	NagaCorp Ltd.	367,802

	CANADA – 1.5%
191,982	Gran Tierra Energy, Inc.*	483,787

	CHILE – 1.1%
38,296,556	Itau Corp.Banca	349,108

	CHINA – 6.3%
665,000	China Harmony New Energy Auto Holding Ltd.	248,512
560,322	China Lesso Group Holdings Ltd.	446,109
570,200	CPMC Holdings Ltd.	316,585
159,000	Goodbaby International Holdings Ltd.	72,119
391,200	Red Star Macalline Group Corp. Ltd. - Class H1	418,152
690,960	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	503,527
		2,005,004
	COLOMBIA – 1.3%
44,996	Bancolombia S.A.	413,560

	HONG KONG – 13.5%
52,699	China Cord Blood Corp.*	400,512
188,000	China Everbright Ltd.	429,473
806,439	Far East Consortium International Ltd.	384,475
226,000	Haier Electronics Group Co., Ltd.	524,050
217,568	NWS Holdings Ltd.	408,578
470,000	PAX Global Technology Ltd.	290,874
802,000	Sinopec Kantons Holdings Ltd.	408,815
674,738	WH Group Ltd.[1]	601,968
458,798	Xinyi Glass Holdings Ltd.	406,550
109,010	Yue Yuen Industrial Holdings Ltd.	430,944
		4,286,239
	INDIA – 4.9%
130,495	Cox & Kings Ltd.	461,980
30,028	Grasim Industries Ltd.	539,121

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
286,276	Redington India Ltd.	$555,374
		1,556,475
	INDONESIA – 3.5%
26,130,253	Panin Financial Tbk P.T.*	458,168
2,598,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	271,586
195,600	United Tractors Tbk P.T.	394,373
		1,124,127
	MALAYSIA – 0.9%
680,800	Supermax Corp. Bhd	301,114

	MEXICO – 3.8%
333,902	Concentradora Hipotecaria SAPI de C.V. - REIT	405,465
1,503,659	Consorcio ARA S.A.B. de C.V.	501,611
147,400	Grupo Comercial Chedraui S.A. de C.V.	305,601
		1,212,677
	PANAMA – 1.5%
16,430	Banco Latinoamericano de Comercio Exterior S.A. - Class E	471,212

	PERU – 0.8%
119,416	Cementos Pacasmayo S.A.A.	257,695

	PHILIPPINES – 2.6%
3,277,500	Metro Pacific Investments Corp.	431,582
238,720	Metropolitan Bank & Trust Co.	403,300
		834,882
	ROMANIA – 1.5%
2,228,389	Fondul Proprietatea S.A./Fund	481,354

	SINGAPORE – 2.3%
193,600	Global Logistic Properties Ltd.	398,840
395,502	Symphony International Holdings Ltd.	334,199
		733,039
	SOUTH AFRICA – 5.2%
37,740	AECI Ltd.	327,674
32,956	Barloworld Ltd.	296,964
46,996	Investec PLC	348,664
538,363	KAP Industrial Holdings Ltd.	377,472
625,151	PPC Ltd.*	292,900
		1,643,674
	SOUTH KOREA – 14.9%
27,008	Bixolon Co., Ltd.	298,905
22,030	Daesang Corp.	459,751
56,973	DGB Financial Group, Inc.	582,408

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
955	Dongwon Industries Co., Ltd.	$283,252
8,113	Fila Korea Ltd.	494,709
33,730	Hankook Tire Worldwide Co., Ltd.	592,710
5,902	Innocean Worldwide, Inc.	330,980
17,309	KT Corp.	489,737
42,684	Kwangju Bank	442,245
4,013	Samsung SDI Co., Ltd.	484,463
18,872	SL Corp.	300,121
		4,759,281
	SPAIN – 1.1%
38,915	Atento S.A.*	348,289

	TAIWAN – 12.3%
41,818	Asustek Computer, Inc.	410,836
41,000	Catcher Technology Co., Ltd.	421,043
568,525	China Life Insurance Co., Ltd.	529,359
30,163	ChipMOS TECHNOLOGIES, Inc. - ADR	526,043
472,108	King's Town Bank Co., Ltd.	453,578
152,000	Pegatron Corp.	447,652
485,908	Teco Electric and Machinery Co., Ltd.	481,212
154,329	Tong Yang Industry Co., Ltd.	261,882
889,000	Yuanta Financial Holding Co., Ltd.	380,109
		3,911,714
	THAILAND – 2.9%
370,415	Bangchak Corp. PCL	342,261
697,500	Digital Telecommunications Infrastructure Fund	286,116
555,800	Thaicom PCL	292,096
		920,473
	TURKEY – 2.2%
764,709	Turkiye Sinai Kalkinma Bankasi A.S.	324,829
289,776	Turkiye Sise ve Cam Fabrikalari A.S.	363,762
		688,591
	UNITED ARAB EMIRATES – 3.2%
149,243	Emaar Properties PJSC	291,444
483,454	Ras Al Khaimah Ceramics	313,265
315,898	Union National Bank PJSC	430,861
		1,035,570
	UNITED KINGDOM – 1.2%
172,676	Stock Spirits Group PLC	391,378

	TOTAL COMMON STOCKS (Cost $28,077,192)	30,892,541

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.2%
$700,628	UMB Money Market Fiduciary, 0.01%[2]	$700,628

	TOTAL SHORT-TERM INVESTMENTS (Cost $700,628)	700,628

	TOTAL INVESTMENTS – 99.2% (Cost $28,777,820)	31,593,169
	Other Assets in Excess of Liabilities – 0.8%	255,482

	TOTAL NET ASSETS – 100.0%	$31,848,651

ADR – American Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,020,120.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	14.5%
Construction Materials	9.2%
Consumer Products	7.2%
Oil, Gas & Coal	6.7%
Real Estate	4.7%
Hardware	4.6%
Asset Management	4.3%
Design, Manufacturing & Distribution	3.1%
Insurance	3.1%
Apparel & Textile Products	2.9%
Home & Office Products	2.9%
Telecom	2.5%
Specialty Finance	2.2%
Retail - Discretionary	2.2%
Semiconductors	1.7%
Distributors - Discretionary	1.6%
Medical Equipment & Devices	1.6%
Machinery	1.5%
Recreational Facilities & Services	1.5%
Utilities	1.4%
Manufactured Goods	1.3%
Engineering & Construction Services	1.3%
Health Care Facilities/Services	1.3%
Metals & Mining	1.2%
Institutional Financial Services	1.2%
Transportation & Logistics	1.2%
Gaming, Lodging & Restaurants	1.2%
Technology Services	1.1%
Media	1.0%
Aerospace & Defense	1.0%
Chemicals	1.0%
Containers & Packaging	1.0%
Retail - Consumer Staples	1.0%
Distributors	0.9%
Industrial Services	0.9%
Automotive	0.8%
Leisure Products	0.2%
Total Common Stocks	97.0%
Short-Term Investments	2.2%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.6%
	AUSTRALIA – 1.3%
13,444	GrainCorp Ltd. - Class A	$89,657
30,440	Orora Ltd.	68,632
		158,289
	AUSTRIA – 0.9%
4,220	BUWOG A.G. *	113,958

	BERMUDA – 1.0%
598	Enstar Group Ltd.*	116,490

	CANADA – 0.9%
63,987	Spartan Energy Corp.*	106,872

	CHINA – 2.0%
105,000	China Lesso Group Holdings Ltd.	83,597
216,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	157,407
		241,004
	FINLAND – 1.1%
18,106	Metsa Board OYJ	128,446

	FRANCE – 3.9%
798	Cie Generale des Etablissements Michelin	104,382
1,074	Eurazeo S.A.	72,798
1,768	TOTAL S.A.	90,759
4,769	Veolia Environnement S.A.	90,758
759	Wendel S.A.	106,400
		465,097
	GERMANY – 4.0%
2,124	Deutsche EuroShop A.G.	86,233
5,345	ElringKlinger A.G.	106,704
1,049	Rheinmetall A.G.	96,290
3,446	RHOEN-KLINIKUM A.G.	98,496
2,676	Talanx A.G.	96,465
		484,188
	HONG KONG – 2.1%
59,000	Haier Electronics Group Co., Ltd.	136,809
128,822	WH Group Ltd.[1]	114,929
		251,738
	IRELAND – 3.1%
1,630	Adient PLC	119,903
1,555	Medtronic PLC	129,205

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND (Continued)
4,769	Smurfit Kappa Group PLC	$127,745
		376,853
	ITALY – 0.7%
3,369	Buzzi Unicem S.p.A.	86,573

	JAPAN – 10.4%
15,000	Chugoku Marine Paints Ltd.	110,937
19,900	Mitsubishi UFJ Financial Group, Inc.	126,098
70,100	Mizuho Financial Group, Inc.	128,138
3,500	MS&AD Insurance Group Holdings, Inc.	114,114
9,100	ORIX Corp.	139,073
3,400	Ryosan Co., Ltd.	111,244
1,500	Secom Co., Ltd.	108,934
17,400	SKY Perfect JSAT Holdings, Inc.	79,794
8,500	Sumitomo Forestry Co., Ltd.	130,145
5,600	Toho Holdings Co., Ltd.	121,750
1,500	Toyota Industries Corp.	74,722
		1,244,949
	NETHERLANDS – 1.6%
1,335	Koninklijke DSM N.V.	95,532
3,516	Royal Dutch Shell PLC - A Shares	91,303
		186,835
	NORWAY – 1.5%
22,799	Austevoll Seafood A.S.A.	183,376

	SINGAPORE – 0.9%
52,400	Global Logistic Properties Ltd.	107,950

	SOUTH KOREA – 2.6%
9,076	DGB Financial Group, Inc.	92,780
6,900	Hankook Tire Worldwide Co., Ltd.	121,248
839	Samsung SDI Co., Ltd.	101,287
		315,315
	SPAIN – 1.7%
2,960	ACS Actividades de Construccion y Servicios S.A.	109,672
4,194	Ebro Foods S.A.	93,678
		203,350
	SWEDEN – 2.4%
4,855	Industrivarden A.B. - C Shares	112,902
2,207	Investor A.B. - B Shares	100,841

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
10,900	Telefonaktiebolaget LM Ericsson - B Shares	$70,816
		284,559
	SWITZERLAND – 6.4%
3,008	Aryzta A.G. *	97,657
668	Baloise Holding A.G.	97,953
1,301	Novartis A.G.	100,158
9,132	OC Oerlikon Corp. A.G. *	109,714
274	Syngenta A.G.*	127,037
1,970	TE Connectivity Ltd.	152,419
321	Zurich Insurance Group A.G.	88,833
		773,771
	TAIWAN – 0.8%
99,667	China Life Insurance Co., Ltd.	92,801

	UNITED ARAB EMIRATES – 0.5%
29,910	Emaar Properties PJSC	58,409

	UNITED KINGDOM – 5.8%
8,466	Bovis Homes Group PLC	100,932
10,725	CNH Industrial N.V.	118,273
5,092	Kennedy Wilson Europe Real Estate PLC	68,522
20,522	Kingfisher PLC	90,785
17,192	Northgate PLC	120,239
1,846	Unilever PLC - ADR	94,774
24,720	Virgin Money Holdings UK PLC	101,588
		695,113
	UNITED STATES – 43.0%
4,280	Allison Transmission Holdings, Inc.	165,550
1,740	American Express Co.	137,895
1,475	Analogic Corp.	105,979
1,570	Armstrong World Industries, Inc.*	73,398
840	Ashland Global Holdings, Inc.	103,740
3,045	Avnet, Inc.	117,811
2,910	Axalta Coating Systems Ltd.*	91,287
3,100	BankUnited, Inc.	109,399
848	Berkshire Hathaway, Inc. - Class B*	140,098
3,025	Brink's Co.	185,735
2,189	Carrizo Oil & Gas, Inc.*	55,053
950	Casey's General Stores, Inc.	106,467
2,917	CDW Corp.	172,366
1,084	Chevron Corp.	115,663
4,016	Comcast Corp. - Class A	157,387

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,625	CVS Health Corp.	$133,965
1,275	Discover Financial Services	79,802
1,500	Eagle Materials, Inc.	143,955
1,905	EnPro Industries, Inc.	134,588
1,560	Esterline Technologies Corp.*	142,662
8,580	Flowers Foods, Inc.	168,254
4,540	FNF Group	185,913
1,839	H.B. Fuller Co.	97,154
2,330	Harley-Davidson, Inc.	132,367
1,100	Howard Hughes Corp.*	135,421
1,020	Jack in the Box, Inc.	104,009
1,303	JPMorgan Chase & Co.	113,361
3,805	Kennedy-Wilson Holdings, Inc.	77,622
3,100	Leucadia National Corp.	78,709
1,700	Lydall, Inc.*	89,080
1,935	Masonite International Corp.*	160,992
2,032	Microsoft Corp.	139,111
2,698	Mondelez International, Inc. - Class A	121,491
366	Pioneer Natural Resources Co.	63,314
1,500	Ralph Lauren Corp.	121,080
4,900	Sally Beauty Holdings, Inc.*	93,198
1,440	Scholastic Corp.	62,251
865	Snap-on, Inc.	144,913
2,004	TeleTech Holdings, Inc.	62,625
6,320	TriMas Corp.*	145,044
3,950	Twenty-First Century Fox, Inc. - Class B	117,947
1,105	Union Pacific Corp.	123,716
836	UnitedHealth Group, Inc.	146,200
		5,156,572
	TOTAL COMMON STOCKS (Cost $10,366,660)	11,832,508

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.1%
$131,018	UMB Money Market Fiduciary, 0.01%[2]	$131,018

	TOTAL SHORT-TERM INVESTMENTS (Cost $131,018)	131,018

	TOTAL INVESTMENTS – 99.7% (Cost $10,497,678)	11,963,526
	Other Assets in Excess of Liabilities – 0.3%	41,052

	TOTAL NET ASSETS – 100.0%	$12,004,578

ADR – American Depositary Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $114,929.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	8.0%
Home & Office Products	7.3%
Insurance	6.2%
Chemicals	6.0%
Banking	5.6%
Automotive	5.3%
Real Estate	4.7%
Asset Management	4.7%
Specialty Finance	4.5%
Oil, Gas & Coal	4.4%
Media Content	3.5%
Health Care Facilities/Services	3.0%
Construction Materials	2.6%
Manufactured Goods	2.3%
Forest & Paper Products	2.2%
Retail - Consumer Staples	2.0%
Medical Equipment/Devices	2.0%
Technology Services	2.0%
Design, Manufacturing & Distribution	1.9%
Machinery	1.9%
Containers & Packaging	1.6%
Hardware	1.4%
Transportation Equipment	1.4%
Medical Equipment & Devices	1.3%
Electrical Equipment	1.3%
Aerospace & Defense	1.2%
Software	1.2%
Distributors - Discretionary	1.1%
Transportation & Logistics	1.0%
Apparel & Textile Products	1.0%
Commercial Services	1.0%
Engineering & Construction Services	0.9%
Gaming, Lodging & Restaurants	0.9%
Biotechnology & Pharmaceuticals	0.8%
Retail - Discretionary	0.8%
Retail Discretionary	0.8%
Utilities	0.8%
Total Common Stocks	98.6%
Short-Term Investments	1.1%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.8%
	AUSTRALIA – 3.9%
104,685	GrainCorp Ltd. - Class A	$698,140
266,710	Orora Ltd.	601,341
310,732	Tassal Group Ltd.	1,037,387
		2,336,868
	AUSTRIA – 2.2%
48,649	BUWOG A.G.	1,313,735

	CANADA – 0.8%
286,717	Spartan Energy Corp.*	478,877

	DENMARK – 2.5%
43,524	Matas A/S	672,442
49,545	Scandinavian Tobacco Group A/S1	864,895
		1,537,337
	FINLAND – 2.6%
58,203	Kemira OYJ	744,555
113,320	Metsa Board OYJ	803,905
		1,548,460
	FRANCE – 5.6%
26,899	Alstom S.A.*	853,803
16,742	Eurazeo S.A.	1,134,812
9,757	Wendel S.A.	1,367,774
		3,356,389
	GERMANY – 13.5%
14,838	Aareal Bank A.G.	596,811
13,876	Bilfinger S.E.*	602,427
18,088	Deutsche EuroShop A.G.	734,363
48,852	ElringKlinger A.G.	975,247
9,504	Rheinmetall A.G.	872,389
50,902	RHOEN-KLINIKUM A.G.	1,454,910
55,283	RIB Software S.E.	810,209
51,191	SAF-Holland S.A.	883,770
33,546	Talanx A.G.	1,209,278
		8,139,404
	IRELAND – 2.4%
54,430	Smurfit Kappa Group PLC	1,457,989

	ITALY – 1.0%
24,076	Buzzi Unicem S.p.A.	618,680

	JAPAN – 27.4%
45,850	Arcs Co., Ltd.	982,090

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
33,400	Asics Corp.	$591,134
44,250	Chugoku Marine Paints Ltd.	327,264
171,000	Daihen Corp.	1,085,727
33,400	Daiseki Co., Ltd.	744,852
164,000	Denka Co., Ltd.	844,981
129,200	Hazama Ando Corp.	920,120
37,200	HIS Co., Ltd.	886,533
17,300	Hogy Medical Co., Ltd.	1,111,104
10,400	Horiba Ltd.	613,148
18,865	Ryosan Co., Ltd.	617,241
86,000	Shinmaywa Industries Ltd.	724,761
574,000	Shinsei Bank Ltd.	1,071,690
46,894	Ship Healthcare Holdings, Inc.	1,262,002
236,185	SKY Perfect JSAT Holdings, Inc.	1,083,110
61,000	Star Micronics Co., Ltd.	1,021,411
63,700	Sumitomo Forestry Co., Ltd.	975,323
92,000	Takuma Co., Ltd.	955,481
34,400	Toho Holdings Co., Ltd.	747,893
		16,565,865
	NETHERLANDS – 2.0%
17,161	Koninklijke DSM N.V.	1,228,038

	NORWAY – 4.1%
28,335	Aker A.S.A.	1,075,947
177,555	Austevoll Seafood A.S.A.	1,428,106
		2,504,053
	PANAMA – 1.0%
20,597	Banco Latinoamericano de Comercio Exterior S.A. - Class E	590,722

	SOUTH AFRICA – 1.0%
83,834	Investec PLC	621,073

	SPAIN – 1.9%
50,749	Ebro Foods S.A.	1,133,532

	SWEDEN – 4.8%
297,902	Cloetta A.B. - B Shares	1,204,079
63,719	Granges A.B.	661,648
43,842	Industrivarden A.B. - C Shares	1,019,538
		2,885,265
	SWITZERLAND – 6.8%
28,332	Aryzta A.G.	919,822

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
6,445	Baloise Holding A.G.	$945,066
93,549	OC Oerlikon Corp. A.G.	1,123,923
14,673	Pargesa Holding S.A.	1,097,078
		4,085,889
	UNITED KINGDOM – 11.3%
110,616	Beazley PLC	630,172
71,509	Bovis Homes Group PLC	852,533
174,477	Cambian Group PLC*	355,349
154,051	Fenner PLC	672,389
88,247	Kennedy Wilson Europe Real Estate Plc	1,187,523
218,351	N Brown Group PLC	674,481
86,868	Northgate PLC	607,547
187,669	Safestore Holdings PLC - REIT	985,110
209,698	Virgin Money Holdings UK PLC	861,769
		6,826,873
	TOTAL COMMON STOCKS (Cost $49,672,373)	57,229,049

Principal Amount

	SHORT-TERM INVESTMENTS – 3.5%
$2,129,635	UMB Money Market Fiduciary, 0.01%[2]	2,129,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,129,635)	2,129,635

	TOTAL INVESTMENTS – 98.3% (Cost $51,802,008)	59,358,684
	Other Assets in Excess of Liabilities – 1.7%	1,016,095

	TOTAL NET ASSETS – 100.0%	$60,374,779

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $864,895.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	12.1%
Asset Management	7.2%
Real Estate	7.0%
Health Care Facilities/Services	6.3%
Banking	5.2%
Chemicals	5.2%
Machinery	4.7%
Insurance	4.6%
Engineering & Construction Services	4.1%
Transportation Equipment	4.1%
Home & Office Products	3.7%
Containers & Packaging	3.4%
Automotive	3.1%
Forest & Paper Products	3.0%
Electrical Equipment	2.8%
Retail Discretionary	2.2%
Medical Equipment/Devices	1.8%
Media Content	1.8%
Retail - Consumer Staples	1.6%
***Unknown Category***	1.5%
Software	1.3%
Utilities	1.2%
Metals & Mining	1.1%
Construction Materials	1.0%
Design, Manufacturing & Distribution	1.0%
Commercial Services	1.0%
Specialty Finance	1.0%
Apparel & Textile Products	1.0%
Oil, Gas & Coal	0.8%
Total Common Stocks	94.8%
Short-Term Investments	3.5%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.3%
	COMMUNICATIONS – 0.5%
816	Scholastic Corp.	$35,276

	CONSUMER DISCRETIONARY – 19.6%
3,545	Adient PLC	260,770
5,233	Armstrong World Industries, Inc.*	244,643
4,915	Brink's Co.	301,781
2,160	Jack in the Box, Inc.	220,255
3,075	Masonite International Corp.*	255,840
4,082	Potbelly Corp.*	56,944
2,284	Sally Beauty Holdings, Inc.*	43,442
		1,383,675
	CONSUMER STAPLES – 5.9%
2,090	Casey's General Stores, Inc.	234,226
9,210	Flowers Foods, Inc.	180,608
		414,834
	ENERGY – 4.4%
8,305	Carrizo Oil & Gas, Inc.*	208,871
3,740	Range Resources Corp.	99,072
		307,943
	FINANCIALS – 34.3%
4,530	Alexander & Baldwin, Inc.	208,425
6,510	Banc of California, Inc.	141,267
5,690	BankUnited, Inc.	200,800
3,275	Capital Bank Financial Corp. - Class A	135,913
1,120	Enstar Group Ltd.*	218,176
6,550	Equity Commonwealth - REIT*	209,534
9,537	FNB Corp.	135,807
105	HarborOne Bancorp, Inc.*	2,186
1,925	Howard Hughes Corp.*	236,987
10,140	Investors Bancorp, Inc.	140,439
8,700	Kennedy-Wilson Holdings, Inc.	177,480
4,399	Navigators Group, Inc.	237,766
11,755	Park Sterling Corp.	144,586
3,030	Texas Capital Bancshares, Inc.*	230,583
		2,419,949
	HEALTH CARE – 4.7%
2,060	Addus HomeCare Corp.*	69,937
2,762	Analogic Corp.	198,450
4,830	Capital Senior Living Corp.*	67,475
		335,862

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 12.5%
4,924	Allison Transmission Holdings, Inc.	$190,460
2,523	EnPro Industries, Inc.	178,250
2,140	Esterline Technologies Corp.*	195,703
4,315	Matson, Inc.	136,785
7,968	TriMas Corp.*	182,866
		884,064
	MATERIALS – 7.5%
996	Eagle Materials, Inc.	95,586
1,595	Encore Wire Corp.	70,499
3,420	H.B. Fuller Co.	180,679
3,445	Lydall, Inc.*	180,518
		527,282
	TECHNOLOGY – 5.9%
5,030	Avnet, Inc.	194,611
7,008	TeleTech Holdings, Inc.	219,000
		413,611
	TOTAL COMMON STOCKS (Cost $5,793,296)	6,722,496

Principal Amount

	SHORT-TERM INVESTMENTS – 4.4%
$313,191	UMB Money Market Fiduciary, 0.01%[1]	313,191

	TOTAL SHORT-TERM INVESTMENTS (Cost $313,191)	313,191

	TOTAL INVESTMENTS – 99.7% (Cost $6,106,487)	7,035,687
	Other Assets in Excess of Liabilities – 0.3%	22,657

	TOTAL NET ASSETS – 100.0%	$7,058,344

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	16.0%
Home & Office Products	11.4%
Real Estate	9.3%
Insurance	6.5%
Chemicals	5.1%
Manufactured Goods	5.1%
Oil, Gas & Coal	4.4%
Gaming, Lodging & Restaurants	3.9%
Automotive	3.7%
Retail - Consumer Staples	3.3%
Technology Services	3.1%
Medical Equipment/Devices	2.8%
Aerospace & Defense	2.8%
Design, Manufacturing & Distribution	2.8%
Transportation Equipment	2.7%
Consumer Products	2.6%
Asset Management	2.5%
Health Care Facilities/Services	1.9%
Transportation & Logistics	1.9%
Construction Materials	1.4%
Metals & Mining	1.0%
Retail - Discretionary	0.6%
Media Content	0.5%
Total Common Stocks	95.3%
Short-Term Investments	4.4%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 4.6%
	COMMUNICATIONS – 0.6%
1,096	BCE, Inc.	$49,945

	CONSUMER STAPLES – 1.1%
697	Altria Group, Inc.	50,031
539	Kraft Heinz Co.	48,720
		98,751
	FINANCIALS – 1.8%
1,677	Blackstone Group LP	51,719
1,246	Oaktree Capital Group LLC	58,562
770	Ventas, Inc. - REIT	49,288
		159,569
	HEALTH CARE – 0.6%
405	Johnson & Johnson	50,005

	INDUSTRIALS – 0.5%
445	Union Pacific Corp.	49,822

	TOTAL COMMON STOCKS (Cost $317,030)	408,092

Principal Amount

	CORPORATE BONDS – 43.9%
	CONSUMER DISCRETIONARY – 7.5%
$125,000	Block Financial LLC 5.250%, 10/1/2025[1]	129,999
200,000	Sally Holdings LLC / Sally Capital, Inc. 5.750%, 6/1/2022[1]	206,000
310,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	326,662
		662,661
	FINANCIALS – 16.2%
240,000	Charles Schwab Corp. 7.000%, N/A1,2, 3	275,064
175,000	Goldman Sachs Group, Inc. 5.700%, N/A1, 2, 3	180,687
300,000	JPMorgan Chase & Co. 6.750%, N/A1, 2, 3	338,400
325,000	M&T Bank Corp. 6.450%, N/A1, 2, 3	352,625
100,000	MetLife, Inc. 6.400%, 12/15/2066[1]	112,500

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	$179,960
		1,439,236
	INDUSTRIALS – 9.5%
235,000	Actuant Corp. 5.625%, 6/15/2022[1]	242,344
290,000	General Electric Co. 5.000%, N/A1, 2, 3	305,877
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	133,766
150,000	Oshkosh Corp. 5.375%, 3/1/2022[1]	156,000
		837,987
	MATERIALS – 2.2%
200,000	Eagle Materials, Inc. 4.500%, 8/1/2026[1]	199,000

	TECHNOLOGY – 5.3%
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	178,925
160,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	164,400
125,000	Tech Data Corp. 4.950%, 2/15/2027[1]	127,907
		471,232
	UTILITIES – 3.2%
255,000	Southern California Edison Co. 6.250%, N/A1, 2, 3	284,006

	TOTAL CORPORATE BONDS (Cost $3,727,192)	3,894,122

Number of Shares

	EXCHANGE-TRADED FUNDS – 6.2%
750	iShares Intermediate Credit Bond ETF	82,200
1,550	ProShares S&P 500 Dividend Aristocrats ETF	88,412
4,300	Vanguard Intermediate-Term Corporate Bond ETF	374,745

	TOTAL EXCHANGE-TRADED FUNDS (Cost $544,161)	545,357

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 41.3%
	COMMUNICATIONS – 1.5%
5,000	Verizon Communications, Inc. 5.900%, 2/15/2019[1]	$133,100

	CONSUMER DISCRETIONARY – 1.2%
4,000	eBay, Inc. 6.000%, 3/1/2021[1]	106,040

	CONSUMER STAPLES – 1.6%
	CHS, Inc.
2,350	7.100%,N/A1,2,3	66,106
2,500	7.500%,N/A1,3	72,250
		138,356
	FINANCIALS – 37.0%
6,490	Affiliated Managers Group, Inc. 6.375%, 8/15/2017[1]	164,262
6,500	Allstate Corp. 6.750%, N/A1, 3	177,450
6,660	American Financial Group, Inc. 6.375%, 6/12/2017[1]	169,697
8,356	Bank of America Corp. 6.625%, N/A1, 3	225,445
4,000	BB&T Corp. 5.850%, N/A1, 3	102,240
6,482	Capital One Financial Corp. 6.700%, N/A1, 3	178,255
4,620	Charles Schwab Corp. 6.000%, N/A1, 3	119,335
5,350	Citigroup, Inc. 6.875%, N/A1, 3	146,536
6,057	Discover Financial Services 6.500%, N/A1, 3	156,695
2,300	Fifth Third Bancorp 6.625%, N/A1, 2, 3	65,734
4,000	First Republic Bank 7.000%, N/A1, 3	108,520
2,490	GMAC Capital Trust I 6.824%, 5/30/2017[1,2]	63,395
6,500	Goldman Sachs Group, Inc. 6.300%, N/A1, 3	175,305
2,522	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	78,031
2,160	JPMorgan Chase & Co. 6.700%, N/A1, 3	58,903

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
910	KeyCorp 6.125%, N/A1, 2, 3	$25,589
	Morgan Stanley
6,500	6.625%,N/A1,3	174,915
2,000	7.125%,N/A1,2,3	58,700
2,730	Navient Corp. 4.550%, 1/16/2018 [2]	68,523
2,340	PNC Financial Services Group, Inc. 6.125%, N/A1, 2, 3	68,492
1,500	PS Business Parks, Inc. 6.000%, N/A1, 3	37,935
11,200	Public Storage 6.375%, N/A1, 3	302,624
7,800	State Street Corp. 6.000%, N/A1, 3	209,040
1,000	U.S. Bancorp 6.500%, N/A1, 2, 3	29,340
9,570	Wells Fargo & Co. 8.000%, N/A1, 3	251,308
2,220	Zions Bancorporation 6.950%, 9/15/2023[1,2]	66,100
		3,282,369
	TOTAL PREFERRED STOCKS (Cost $3,549,845)	3,659,865

Principal Amount

	SHORT-TERM INVESTMENTS – 3.4%
$300,488	UMB Money Market Fiduciary, 0.01%[4]	300,488

	TOTAL SHORT-TERM INVESTMENTS (Cost $300,488)	300,488

	TOTAL INVESTMENTS – 99.4% (Cost $8,438,716)	8,807,924
	Other Assets in Excess of Liabilities – 0.6%	51,823

	TOTAL NET ASSETS – 100.0%	$8,859,747

LP – Limited Partnership
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	16.2%
Industrials	9.5%
Consumer Discretionary	7.5%
Technology	5.3%
Utilities	3.2%
Materials	2.2%
Total Corporate Bonds	43.9%
Preferred Stocks
Financials	37.0%
Consumer Staples	1.6%
Communications	1.5%
Consumer Discretionary	1.2%
Total Preferred Stocks	41.3%
Common Stocks
Financials	1.8%
Consumer Staples	1.1%
Health Care	0.6%
Communications	0.6%
Industrials	0.5%
Total Common Stocks	4.6%
Exchange-Traded Funds	6.2%
Short-Term Investments	3.4%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund
Assets:
Investments, at cost	$13,687,680	$28,777,820	$10,497,678
Foreign currency, at cost	-	275,137	39,979
Investments, at value	$17,029,994	$31,593,169	$11,963,526
Foreign currency, at value	-	286,169	40,755
Receivables:
Investment securities sold	55,698	72,502	-
Dividends and interest	13,375	41,758	35,553
Due from Advisor	1,275	-	8,956
Prepaid expenses	7,864	7,201	9,478
Total assets	17,108,206	32,000,799	12,058,268

Liabilities:
Payables:
Investment securities purchased	-	72,472	-
Fund shares redeemed	7,240	-	6,114
Advisory fees	-	10,954	-
Shareholder servicing fees (Note 7)	-	-	-
Auditing fees	8,753	8,587	8,795
Legal fees	9,880	4,579	4,341
Fund accounting fees	6,156	11,201	11,672
Fund administration fees	5,148	5,589	4,464
Transfer agent fees and expenses	3,359	3,545	3,592
Custody fees	1,770	8,331	9,293
Shareholder reporting fees	1,072	1,051	351
Trustees' fees and expenses	984	1,363	782
Chief Compliance Officer fees	1,341	1,742	1,686
Non-U.S. taxes	-	20,468	-
Other accrued expenses	2,920	2,266	2,600
Total liabilities	48,623	152,148	53,690

Net Assets	$17,059,583	$31,848,651	$12,004,578

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$12,711,501	$32,706,513	$10,559,527
Accumulated net investment income (loss)	23,592	(111,874)	4,654
Accumulated net realized gain (loss) on investments and foreign currency transactions	982,176	(3,551,787)	(26,195)
Net unrealized appreciation (depreciation) on:
Investments	3,342,314	2,794,881 *	1,465,848
Foreign currency translations	-	10,918	744
Net Assets	$17,059,583	$31,848,651	$12,004,578

Shares of beneficial interest issued and outstanding	1,234,800	3,224,027	961,578
Net asset value per share	$13.82	$9.88	$12.48

*	Net of deferred non-U.S. taxes.

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Assets:
Investments, at cost	$51,802,008	$6,106,487	$8,438,716
Foreign currency, at cost	-	-	-
Investments, at value	$59,358,684	$7,035,687	$8,807,924
Foreign currency, at value	-	-	-
Receivables:
Investment securities sold	726,771	38,503	-
Dividends and interest	369,539	1,340	69,974
Due from Advisor	-	8,153	7,377
Prepaid expenses	17,735	8,642	15,312
Total assets	60,472,729	7,092,325	8,900,587

Liabilities:
Payables:
Investment securities purchased	-	172	-
Fund shares redeemed	112	-	-
Advisory fees	27,842	-	-
Shareholder servicing fees (Note 7)	675	-	-
Auditing fees	8,726	9,336	8,880
Legal fees	5,790	386	5,807
Fund accounting fees	16,275	4,467	8,172
Fund administration fees	10,336	4,018	5,471
Transfer agent fees and expenses	6,238	3,292	3,419
Custody fees	13,224	2,956	2,356
Shareholder reporting fees	3,022	3,723	1,147
Trustees' fees and expenses	1,261	1,427	1,500
Chief Compliance Officer fees	1,154	1,190	1,134
Non-U.S. taxes	-	-	-
Other accrued expenses	3,295	3,014	2,954
Total liabilities	97,950	33,981	40,840

Net Assets	$60,374,779	$7,058,344	$8,859,747

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$62,938,329	$5,981,556	$8,488,088
Accumulated net investment income (loss)	10,675	1,292	11,905
Accumulated net realized gain (loss) on investments and foreign currency transactions	(10,130,453)	146,296	(9,454)
Net unrealized appreciation (depreciation) on:
Investments	7,556,676	929,200	369,208
Foreign currency translations	(448)	-	-
Net Assets	$60,374,779	$7,058,344	$8,859,747

Shares of beneficial interest issued and outstanding		594,004	938,637
Net asset value per share		$11.88	$9.44

Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$14,372,899
Shares of beneficial interest issued and outstanding	1,164,046
Net asset value per share	$12.35

Class I shares:
Net assets applicable to shares outstanding	$46,001,880
Shares of beneficial interest issued and outstanding	3,724,585
Net asset value per share	$12.35

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $31,682 and $6,671, respectively)	$150,314	$319,726	$128,369
Interest	40	36	15
Total investment income	150,354	319,762	128,384

Expenses:
Advisory fees	74,526	147,413	50,934
Fund administration fees	18,064	19,411	20,896
Fund accounting fees	17,197	34,341	34,499
Transfer agent fees and expenses	10,006	10,176	9,756
Legal fees	9,917	7,191	9,559
Registration fees	9,323	9,421	9,341
Auditing fees	8,756	8,728	8,728
Custody fees	3,716	36,011	13,866
Miscellaneous	3,471	3,473	3,733
Trustees' fees and expenses	3,224	4,220	3,472
Shareholder reporting fees	2,380	2,827	1,984
Chief Compliance Officer fees	2,206	2,083	2,083
Insurance fees	619	619	596
Shareholder servicing fees (Note 7)	-	-	-
Total expenses	163,405	285,914	169,447
Advisory fees waived	(63,609)	(86,905)	(50,934)
Other expenses absorbed	-	-	(48,205)
Net expenses	99,796	199,009	70,308
Net investment income	50,558	120,753	58,076

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,260,911	(470,016)	174,930
Foreign currency transactions	-	(10,358)	(2,001)
Net realized gain (loss)	1,260,911	(480,374)	172,929
Net change in unrealized appreciation/depreciation on:
Investments	1,491,740	2,677,662 [1]	1,459,608
Foreign currency translations	-	11,623	3,332
Net change in unrealized appreciation/depreciation	1,491,740	2,689,285	1,462,940
Net realized and unrealized gain (loss) on investments and foreign currency	2,752,651	2,208,911	1,635,869
Net Increase in Net Assets from Operations	$2,803,209	$2,329,664	$1,693,945

[1]	Net of non-U.S. taxes $20,468

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund		Strategic Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $57,269, $0 and $185, respectively)	$602,412	$38,641		$136,286
Interest	73	20		109,034
Total investment income	602,485	38,661		245,320

Expenses:
Advisory fees	243,291	27,187		32,278
Fund administration fees	28,234	18,109		17,562
Fund accounting fees	40,159	13,613		20,330
Transfer agent fees and expenses	18,124	9,568		9,723
Legal fees	8,677	9,099		9,917
Registration fees	22,315	10,290		4,463
Auditing fees	8,728	8,728		8,728
Custody fees	24,348	7,841		3,298
Miscellaneous	4,067	2,777		3,472
Trustees' fees and expenses	3,720	3,719		3,720
Shareholder reporting fees	3,769	1,240		1,488
Chief Compliance Officer fees	2,083	2,083		2,083
Insurance fees	818	595		595
Shareholder servicing fees (Note 7)	3,129	-		-
Total expenses	411,462	114,849	-	117,657
Advisory fees waived	(97,687)	(27,187)		(32,278)
Other expenses absorbed	-	(50,297)		(43,717)
Net expenses	313,775	37,365		41,662
Net investment income	288,710	1,296		203,658

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(69,376)	146,118		(17,626)
Foreign currency transactions	(24,012)	-		-
Net realized gain (loss)	(93,388)	146,118		(17,626)
Net change in unrealized appreciation/depreciation on:
Investments	5,188,855	573,937		(102,875)
Foreign currency translations	12,971	-		-
Net change in unrealized appreciation/depreciation	5,201,826	573,937		(102,875)
Net realized and unrealized gain (loss) on investments and foreign currency	5,108,438	720,055		(120,501)
Net Increase in Net Assets from Operations	$5,397,148	$721,351		$83,157

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$50,558	$168,340
Net realized gain on:
Investments	1,260,911	1,248,392
Net change in unrealized appreciation/depreciation on:
Investments	1,491,740	(480,731)
Net increase in net assets resulting from operations	2,803,209	936,001

Distributions to Shareholders:
From net investment income	(141,094)	(249,614)
From net realized gains	(1,359,042)	(4,218,219)
Total distributions to shareholders	(1,500,136)	(4,467,833)

Capital Transactions:
Proceeds from shares sold	938,160	5,110,372
Reinvestment of distributions	942,296	1,951,060
Cost of shares redeemed[1]	(7,023,818)	(12,073,991)
Net decrease in net assets from capital transactions	(5,143,362)	(5,012,559)

Total decrease in net assets	(3,840,289)	(8,544,391)

Net Assets:
Beginning of period	20,899,872	29,444,263
End of period	$17,059,583	$20,899,872

Accumulated net investment income	$23,592	$114,128

Capital Share Transactions:
Shares sold	68,199	448,157
Shares issued on reinvestment	71,116	160,581
Shares redeemed	(514,051)	(958,909)
Net decrease in capital share transactions	(374,736)	(350,171)

[1]	Net of redemption fee proceeds of $885 and $56,890, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$120,753	$543,130
Net realized loss on:
Investments	(470,016)	(1,390,376)
Foreign currency transactions	(10,358)	(35,545)
Net change in unrealized appreciation/depreciation on:
Investments	2,677,662	3,175,552
Foreign currency translations	11,623	(1,831)
Net increase in net assets resulting from operations	2,329,664	2,290,930

Distributions to Shareholders:
From net investment income	(624,287)	(520,807)
Total distributions to shareholders	(624,287)	(520,807)

Capital Transactions:
Proceeds from shares sold	2,809,967	3,512,080
Reinvestment of distributions	558,114	451,869
Cost of shares redeemed[1]	(2,669,646)	(6,487,903)
Net increase (decrease) in net assets from capital transactions	698,435	(2,523,954)

Total increase (decrease) in net assets	2,403,812	(753,831)

Net Assets:
Beginning of period	29,444,839	30,198,670
End of period	$31,848,651	$29,444,839

Accumulated net investment income (loss)	$(111,874)	$391,660

Capital Share Transactions:
Shares sold	300,159	408,781
Shares issued on reinvestment	63,566	55,444
Shares redeemed	(295,368)	(747,096)
Net increase (decrease) in capital share transactions	68,357	(282,871)

[1]	Net of redemption fee proceeds of $103 and $130, respectively

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$58,076	$166,869
Net realized gain (loss) on:
Investments	174,930	(185,104)
Foreign currency transactions	(2,001)	(251)
Net change in unrealized appreciation/depreciation on:
Investments	1,459,608	78,192
Foreign currency translations	3,332	(328)
Net increase in net assets resulting from operations	1,693,945	59,378

Distributions to Shareholders:
From net investment income	(152,816)	(177,445)
From net realized gains	-	(684,763)
Total distributions to shareholders	(152,816)	(862,208)

Capital Transactions:
Proceeds from shares sold	385,186	2,033,700
Reinvestment of distributions	96,796	339,533
Cost of shares redeemed[1]	(2,743,494)	(3,976,913)
Net decrease in net assets from capital transactions	(2,261,512)	(1,603,680)

Total decrease in net assets	(720,383)	(2,406,510)

Net Assets:
Beginning of period	12,724,961	15,131,471
End of period	$12,004,578	$12,724,961

Accumulated net investment income	$4,654	$99,394

Capital Share Transactions:
Shares sold	31,997	203,791
Shares issued on reinvestment	8,238	31,762
Shares redeemed	(227,156)	(375,147)
Net decrease in capital share transactions	(186,921)	(139,594)

[1]	Net of redemption fee proceeds of $0 and $307, respectively.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$288,710	$974,014
Net realized loss on:
Investments	(69,376)	(9,649,344)
Foreign currency transactions	(24,012)	(106,775)
Net change in unrealized appreciation/depreciation on:
Investments	5,188,855	5,720,514
Foreign currency translations	12,971	239
Net increase from payment by affiliates	-	234
Net increase (decrease) in net assets resulting from operations	5,397,148	(3,061,118)

Distributions to Shareholders:
From net investment income:
Investor Class	(135,327)	(392,036)
Class I	(503,804)	(1,415,093)
From net realized gains:
Investor Class	-	(456,384)
Class I	-	(1,598,525)
Total distributions to shareholders	(639,131)	(3,862,038)

Capital Transactions:
Proceeds from shares sold:
Investor Class	6,100,855	1,973,171
Class I	5,109,922	17,505,467
Reinvestment of distributions:
Investor Class	117,950	780,729
Class I	490,175	2,899,770
Cost of shares redeemed:
Investor Class[1]	(4,556,758)	(24,197,369)
Class I2	(2,552,207)	(111,467,521)
Net increase (decrease) in net assets from capital transactions	4,709,937	(112,505,753)

Total increase (decrease) in net assets	9,467,954	(119,428,909)

Net Assets:
Beginning of period	50,906,825	170,335,734
End of period	$60,374,779	$50,906,825

Accumulated net investment income	$10,675	$361,096

Capital Share Transactions:
Shares sold:
Investor Class	519,965	187,925
Class I	441,694	1,653,434
Shares issued on reinvestment:
Investor Class	10,607	74,854
Class I	44,081	278,022
Shares redeemed:
Investor Class	(392,791)	(2,321,014)
Class I	(222,333)	(10,650,736)
Net increase (decrease) in capital share transactions	401,223	(10,777,515)

[1]	Net of redemption fee proceeds of $211 and $34, respectively.
[2]	Net of redemption fee proceeds of $77 and $5,838, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase in Net Assets From:
Operations:
Net investment income	$1,296	$52,012
Net realized gain on:
Investments	146,118	72,995
Net change in unrealized appreciation/depreciation on:
Investments	573,937	136,871
Net increase from payment by affiliates	-	1,270
Net increase in net assets resulting from operations	721,351	263,148

Distributions to Shareholders:
From net investment income	(37,103)	-
From net realized gains	(38,003)	(87,740)
Total distributions to shareholders	(75,106)	(87,740)

Capital Transactions:
Proceeds from shares sold	551,550	840,000
Reinvestment of distributions	6,145	7,457
Cost of shares redeemed[1]	(67,895)	(3,614)
Net increase in net assets from capital transactions	489,800	843,843

Total increase in net assets	1,136,045	1,019,251

Net Assets:
Beginning of period	5,922,299	4,903,048
End of period	$7,058,344	$5,922,299

Accumulated net investment income	$1,292	$37,099

Capital Share Transactions:
Shares sold	46,195	89,376
Shares issued on reinvestment	509	742
Shares redeemed	(5,662)	(360)
Net increase in capital share transactions	41,042	89,759

[1]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$203,658	$621,016
Net realized loss on:
Investments	(17,626)	(34,942)
Net change in unrealized appreciation/depreciation on:
Investments	(102,875)	(298,329)
Net increase in net assets resulting from operations	83,157	287,745

Distributions to Shareholders:
From net investment income	(203,126)	(644,235)
From net realized gains	(816)	(210,802)
Total distributions to shareholders	(203,942)	(855,037)

Capital Transactions:
Proceeds from shares sold	407,924	1,473,052
Reinvestment of distributions	181,038	753,516
Cost of shares redeemed[1]	(4,071,674)	(19,511,312)
Net decrease in net assets from capital transactions	(3,482,712)	(17,284,744)

Total decrease in net assets	(3,603,497)	(17,852,036)

Net Assets:
Beginning of period	12,463,244	30,315,280
End of period	$8,859,747	$12,463,244

Accumulated net investment income	$11,905	$11,373

Capital Share Transactions:
Shares sold	43,518	154,890
Shares issued on reinvestment	19,467	80,002
Shares redeemed	(440,944)	(2,042,993)
Net decrease in capital share transactions	(377,959)	(1,808,101)

[1]	Net of redemption fee proceeds of $0 and $107, respectively.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31,
			2016	2015		2014		2013		2012
Net asset value, beginning of period	$12.99		$15.02	$17.07		$16.22		$12.84		$11.70
Income from investment operations:
Net investment income[1]	0.03		0.09	0.11		0.08		0.08		0.12
Net realized and unrealized gain (loss) on investments	1.76		0.26	(0.31)		1.66		3.42		1.09
Total from investment operations	1.79		0.35	(0.20)		1.74		3.50		1.21

Less distributions:
From net investment income	(0.09)		(0.13)	(0.08)		(0.05)		(0.12)		(0.06)
From net realized gain	(0.87)		(2.28)	(1.77)		(0.84)		-		(0.01)
Total distributions	(0.96)		(2.41)	(1.85)		(0.89)		(0.12)		(0.07)

Redemption fee proceeds[1]	-	[2]	0.03	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.82		$12.99	$15.02		$17.07		$16.22		$12.84

Total return[3]	14.08%	[5]	3.57%	(1.10%)		11.18%		27.46%		10.32%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$17.1		$20.9	$29.4		$60.3		$56.6		$36.8

Ratio of expenses to average net assets: [4]
Before fees waived and expenses absorbed	1.64%	[6]	1.52%	1.23%		1.14%		1.43%		1.51%
After fees waived and expenses absorbed	1.00%	[6]	1.00%	1.00%		1.03%		1.20%		1.20%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.13%)	[6]	0.18%	0.49%		0.39%		0.33%		0.69%
After fees waived and expenses absorbed	0.51%	[6]	0.70%	0.72%		0.50%		0.56%		1.00%

Portfolio turnover rate	21%	[5]	51%	56%		44%		40%		20%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the All Cap Cap Value Fund to 1.20%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.00%.

[5]	Not Annualized
[6]	Annualized

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31,				For the Period November 1, 2013* through October 31, 2014
			2016		2015
Net asset value, beginning of period	$9.33		$8.78		$10.58		$10.00
Income from investment operations:
Net investment income[1]	0.04		0.17		0.12		0.09
Net realized and unrealized gain (loss) on investments	0.70		0.54		(1.46)		0.50
Total from investment operations	0.74		0.71		(1.34)		0.59

Less Distributions:
From net investment income	(0.19)		(0.16)		(0.16)		(0.01)
From net realized gain	-		-		(0.30)		-
Total distributions	(0.19)		(0.16)		(0.46)		(0.01)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.88		$9.33		$8.78		$10.58

Total return[3]	8.23%		8.30%		(12.89%)		5.87%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$31.8	[4]	$29.4		$30.2		$25.0

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.94%	[5]	1.93%		1.94%		2.63%	[5]
After fees waived and expenses absorbed	1.35%	[5]	1.35%		1.35%		1.35%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.23%	[5]	1.33%		0.75%		(0.37%)	[5]
After fees waived and expenses absorbed	0.82%	[5]	1.91%		1.34%		0.91%	[5]

Portfolio turnover rate	22%	[4]	32%		51%		67%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$11.08		$11.75		$13.17		$14.22		$11.44		$10.52
Income from investment operations:
Net investment income[1]	0.05		0.13		0.13		0.14		0.11		0.12
Net realized and unrealized gain (loss) on investments	1.48		(0.12)		(0.29)		0.18		2.83		0.93
Total from investment operations	1.53		0.01		(0.16)		0.32		2.94		1.05

Less distributions:
From net investment income	(0.13)		(0.14)		(0.15)		(0.17)		(0.16)		(0.13)
From net realized gain	-		(0.54)		(1.11)		(1.20)		-		-
Total distributions	(0.13)		(0.68)		(1.26)		(1.37)		(0.16)		(0.13)

Redemption fee proceeds[1]	-		-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.48		$11.08		$11.75		$13.17		$14.22		$11.44

Total return[3]	13.91%	[4]	0.30%		(1.09%)		2.44%		26.00%		10.10%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$12.0		$12.7		$15.1		$20.8		$22.3		$11.9

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	2.65%	[5]	2.37%		2.03%		1.82%		2.05%		2.53%
After fees waived and expenses absorbed	1.10%	[5]	1.10%		1.10%		1.14%		1.35%		1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.64%)	[5]	(0.03%)		0.13%		0.35%		0.13%		(0.05%)
After fees waived and expenses absorbed	0.91%	[5]	1.24%		1.06%		1.03%		0.83%		1.13%
Portfolio turnover rate	14%	[4]	23%		71%		47%		93%		37%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

[4]	Not annualized.
[5]	Annualized.
[6]
Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the Global Value Fund to 1.35%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$11.34		$11.15		$12.53		$12.98		$10.48		$10.02
Income from investment operations:
Net investment income[1]	0.06		0.11		0.15		0.16		0.17		0.18
Net realized and unrealized gain (loss) on investments	1.09		0.36		(0.54)		0.18		2.63		0.66
Total from investment operations	1.15		0.47		(0.39)		0.34		2.80		0.84

Less Distributions:
From net investment income	(0.14)		(0.13)		(0.16)		(0.30)		(0.21)		(0.20)
From net realized gain	-		(0.15)		(0.83)		(0.49)		(0.09)		(0.18)
Total distributions	(0.14)		(0.28)		(0.99)		(0.79)		(0.30)		(0.38)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.35		$11.34		$11.15		$12.53		$12.98		$10.48

Total return[3]	10.28%		4.43%		(2.94%)		2.84%		27.30%		9.03%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$14.4		$11.7		$34.4		$31.8		$115.4		$48.6

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	1.56%	[6]	1.46%		1.24%		1.27%		1.42%		1.61%
After fees waived and expenses absorbed	1.20%	[6]	1.18%		1.19%		1.19%		1.28%		1.35%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.67%	[6]	0.79%		1.27%		1.17%		1.30%		1.55%
After fees waived and expenses absorbed	1.03%	[6]	1.07%		1.32%		1.25%		1.44%		1.81%

Portfolio turnover rate	23%	[4]	32%		38%		39%		40%		31%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]
Prior to April 1, 2013, the Advisor had contractually agreed to limit the operating expenses of the International Small Cap Value Fund Investor Class to 1.35%. For the period April 1, 2013 through December 31, 2013, the Advisor had contractually agreed to limit the operating expenses of the Investor Class to 1.25%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses of the Investor Class to 1.30%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended				For the Period December 31, 2013* through October 31, 2014
			2016		2015
Net asset value, beginning of period	$11.35		$11.16		$12.54		$12.44
Income from investment operations:
Net investment income[1]	0.06		0.12		0.16		0.18
Net realized and unrealized gain (loss) on investments	1.09		0.35		(0.54)		(0.08)
Total from investment operations	1.15		0.47		(0.38)		0.10

Less Distributions:
From net investment income	(0.15)		(0.13)		(0.17)		-
From net realized gain	-		(0.15)		(0.83)		-
Total distributions	(0.15)		(0.28)		(1.00)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.35		$11.35		$11.16		$12.54

Total return[3]	10.24%		4.47%		(2.90%)		0.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$46.0		$39.3		$135.9		$110.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%	[5]	1.43%		1.20%		1.23%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%		1.15%		1.15%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.72%	[5]	0.82%		1.31%		1.55%	[5]
After fees waived and expenses absorbed	1.08%	[5]	1.10%		1.36%		1.63%	[5]

Portfolio turnover rate	23%	[4]	32%		38%		39%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31,			For the Period November 1, 2013* through October 31, 2014
			2016	2015
Net asset value, beginning of period	$10.71		$10.59	$10.92		$10.00
Income from investment operations:
Net investment gain (loss)[1]	-	[2]	0.10	-	[2]	(0.01)
Net realized and unrealized gain on investments	1.31		0.21	0.22		0.96
Total from investment operations	1.31		0.31	0.22		0.95

Less distributions:
From net investment income	(0.07)		-	-		(0.03)
From net realized gain	(0.07)		(0.19)	(0.55)		-
Total distributions	(0.14)		(0.19)	(0.55)		(0.03)

Redemption fee proceeds[1]	-		-	-		-

Net asset value, end of period	$11.88		$10.71	$10.59		$10.92

Total return[3]	12.16%	[4]	3.04%	2.31%		9.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$7.1		$5.9	$4.9		$5.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.38%	[5]	3.79%	4.24%		3.63%	[5]
After fees waived and expenses absorbed	1.10%	[5]	1.10%	1.10%		1.10%	[5]
Ratio of net investment income(loss) to average net assets:
Before fees waived and expenses absorbed	(2.24%)	[5]	(1.71%)	(3.10%)		(2.65%)	[5]
After fees waived and expenses absorbed	0.04%	[5]	0.98%	0.04%		(0.13%)	[5]

Portfolio turnover rate	24%	[4]	52%	123%		264%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016					For the Period December 31, 2012* through October 31, 2013
			2016		2015	2014
Net asset value, beginning of period	$9.47		$9.70		$9.85	$9.68		$10.00
Income from investment operations:
Net investment income[1]	0.20		0.40		0.44	0.46		0.39
Net realized and unrealized gain (loss) on investments	(0.03)		(0.08)		(0.11)	0.23		(0.26)
Total from investment operations	0.17		0.32		0.33	0.69		0.13

Less distributions:
From net investment income	(0.20)		(0.42)		(0.43)	(0.45)		(0.38)
From net realized gain	-		(0.13)		(0.05)	(0.07)		(0.07)
Total distributions	(0.20)		(0.55)		(0.48)	(0.52)		(0.45)

Redemption fee proceeds[1]	-		-	[2]	-	-	[2]	-	[2]

Net asset value, end of period	$9.44		$9.47		$9.70	$9.85		$9.68

Total return[3]	1.86%	[4]	3.42%		3.42%	7.40%		1.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$8.9		$12.5		$30.3	$99.1		$110.9

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.54%	[5]	1.99%		1.12%	0.97%		1.00%	[5]
After fees waived and expenses absorbed	0.90%	[5]	0.91%		0.90%	0.90%		0.90%	[5]
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.76%	[5]	3.19%		4.24%	4.64%		4.52%	[5]
After fees waived and expenses absorbed	4.40%	[5]	4.27%		4.46%	4.71%		4.62%	[5]

Portfolio turnover rate	20%	[4]	63%		26%	28%		68%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Advisory Research Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”). This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012. The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund. For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2013 – 2016, and as of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Strategic Income Fund which will distribute net investment income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

All Cap Value Fund	0.75%
Emerging Markets Opportunities Fund	1.00%
Global Value Fund	0.80%
International Small Cap Value Fund	0.90%
Small Company Opportunities Fund	0.80%
Strategic Income Fund	0.70%

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Expense Limit as a % of average daily net assets effective January 1, 2014	Expense Limit as a % of average daily net assets prior to January 1, 2014
All Cap Value Fund	1.00%	1.20%
Emerging Markets Opportunities Fund	1.35%	1.35%
Global Value Fund	1.10%	1.35%
International Small Cap Value Fund - Investor Class	1.30%	1.25%
International Small Cap Value Fund - Class I	1.15%	1.15%
Small Company Opportunities Fund	1.10%	1.10%
Strategic Income Fund	0.90%	0.90%

This agreement is in effect until February 28, 2018 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived fees and absorbed other expenses for the six months ended April 30, 2017 as stated below:

All Cap Value Fund	$63,609
Emerging Markets Opportunities Fund	86,905
Global Value Fund	99,139
International Small Cap Value Fund	97,687
Small Company Opportunities Fund	77,484
Strategic Income Fund	75,995

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund
2017	$64,724	$171,216	$150,094
2018	91,550	167,520	167,777
2019	124,959	165,986	170,709
2020	63,609	86,905	99,139
Total	$344,842	$591,627	$587,719

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
2017	$108,196	$146,020	$74,317
2018	75,417	143,833	112,604
2019	247,911	142,649	156,971
2020	97,687	77,484	75,995
Total	$529,211	$509,986	$419,887

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2017, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2017, are reported on the Statements of Operations.

An affiliate reimbursed the International Small Cap Value Fund $234 for losses caused by a processing error during the fiscal year ended October 31, 2016. This amount is reported on the Fund’s Statement of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

The Advisor reimbursed the Small Company Opportunities Fund $1,270 for losses from a trade error during the fiscal year ended October 31, 2016. This amount is reported on the Fund’s Statement of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 4 – Federal Income Taxes
At April 30, 2017, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund
Cost of investments	$13,978,953	$28,865,458	$10,500,914

Gross unrealized appreciation	$3,531,022	$4,409,913	$2,004,137
Gross unrealized depreciation	(479,981)	(1,682,202)	(541,525)
Net unrealized appreciation on investments	$3,051,041	$2,727,711	$1,462,612

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$51,593,890	$6,113,937	$8,439,040

Gross unrealized appreciation	$9,448,165	$1,162,498	$419,779
Gross unrealized depreciation	(2,043,371)	(240,748)	(50,895)
Net unrealized appreciation on investments	$7,404,794	$921,750	$368,884

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2016, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$908,679	$2,075,096	$2,983,775
Global Value Fund	51,710	151,259	202,969
International Small Cap Value Fund	2,247,133	7,638,050	9,885,183

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund

Undistributed ordinary income	$114,128	$545,599	$143,246
Undistributed long-term capital gains	1,359,030	-	-
Tax accumulated earnings	1,473,158	545,599	143,246

Accumulated capital and other losses	-	(2,983,775)	(202,969)
Unrealized appreciation (depreciation) on investments	1,571,851	(114,181)	(33,751)
Unrealized appreciation (depreciation) on foreign currency translations	-	(10,882)	(2,604)
Total accumulated earnings (deficit)	$3,045,009	$(2,563,239)	$(96,078)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund

Undistributed ordinary income	$639,110	$37,099	$11,373
Undistributed long-term capital gains	-	38,002	809
Tax accumulated earnings	639,110	75,101	12,182

Accumulated capital and other losses	(9,885,183)	-	-
Unrealized appreciation (depreciation) on investments	1,937,943	355,442	480,262
Unrealized appreciation (depreciation) on foreign currency translations	(13,437)	-	-
Total accumulated earnings (deficit)	$(7,321,567)	$430,543	$492,444

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The tax character of distributions paid during the fiscal year ended October 31, 2016 and 2015 were as follows:

	All Cap Value Fund		Emerging Markets Opportunities Fund
	2016	2015	2016	2015

Distributions paid from:
Ordinary income	$249,614	$984,680	$520,807	$1,099,115
Net long-term capital gains	4,218,219	5,428,861	-	-
Total distributions paid	$4,467,833	$6,413,541	$520,807	$1,099,115

	Global Value Fund		International Small Cap Value Fund
	2016	2015	2016	2015

Distributions paid from:
Ordinary income	$331,562	$701,434	$3,074,444	$4,641,352
Net long-term capital gains	530,646	1,206,920	787,594	6,711,327
Total distributions paid	$862,208	$1,908,354	$3,862,038	$11,352,679

	Small Company Opportunities Fund		Strategic Income Fund
	2016	2015	2016	2015

Distributions paid from:
Ordinary income	$-	$270,400	$626,603	$2,409,527
Net long-term capital gains	87,740	-	228,434	251,123
Total distributions paid	$87,740	$270,400	$855,037	$2,660,650

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2017 and the year ended October 31, 2016, redemption fees were as follows:

	April 30, 2017	October 31, 2016
All Cap Value Fund	$885	$56,890
Emerging Markets Opportunities Fund	103	130
Global Value Fund	-	307
International Small Cap Value Fund	288	5,872
Small Company Opportunities Fund	-	-
Strategic Income Fund	-	107

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 6 – Investment Transactions
For the six months ended April 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Value Fund	$4,021,291	$11,283,077
Emerging Markets Opportunities Fund	6,247,750	6,240,551
Global Value Fund	1,775,963	3,800,052
International Small Cap Value Fund	14,650,171	12,237,241
Small Company Opportunities Fund	2,368,117	1,552,746
Strategic Income Fund	1,808,455	5,149,618

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Small Cap Value Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the International Small Cap Value Fund’s Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Loan and Pledge Agreement
The Funds together with other Advisory Research MLP Funds managed by the Advisor (together “Advisory Research Funds”) have entered into a $15 million Senior Secured Revolving Credit Facility (“Facility”) with UMB Bank n.a. (“UMB Loan Agreement”). Each Fund is permitted to borrow up to the lesser of one-third of its total assets, or the maximum amount permitted subject to each Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each borrower. The loan is fully collateralized throughout the term of the loan with securities or other assets of each Fund that has an aggregate market value of at least three times the loan balance. Securities that have been pledged as collateral for the loan are indicated in the Schedules of Investments (if any). Borrowings under the UMB Loan Agreement are charged interest at a calculated rate computed by UMB Bank n.a. based on the London Interbank Offered Rate (LIBOR) rate plus 1.00%, adjusting monthly. The Funds did not borrow under the line of credit agreement for the six months ended April 30, 2017.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$15,676,693	$-	$-	$15,676,693
Short-Term Investments	1,353,301	-	-	1,353,301
Total Investments	$17,029,994	$-	$-	$17,029,994

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$1,112,813	$-	$1,112,813
Consumer Discretionary	2,468,833	2,431,054	-	4,899,887
Consumer Staples	980,231	1,633,426	-	2,613,657
Energy	908,321	1,232,430	-	2,140,751
Financials	2,361,294	7,159,489	-	9,520,783
Health Care	400,512	503,527	-	904,039
Industrials	626,027	1,310,833	-	1,936,860
Materials	1,215,091	2,759,400	-	3,974,491
Technology	1,429,706	1,927,972	-	3,357,678
Utilities	-	431,582	-	431,582
Total Common Stocks	10,390,015	20,502,526	-	30,892,541
Short-Term Investments	700,628	-	-	700,628
Total Investments	$11,090,643	$20,502,526	$-	$31,593,169

Global Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$337,585	$79,794	$-	$417,379
Consumer Discretionary	1,356,766	825,026	-	2,181,792
Consumer Staples	624,951	579,297	-	1,204,248
Energy	340,902	182,062	-	522,964
Financials	1,458,778	1,636,636	-	3,095,414
Health Care	381,384	477,811	-	859,195
Industrials	863,979	337,659	-	1,201,638
Materials	652,961	830,899	-	1,483,860
Technology	491,913	283,347	-	775,260
Utilities	-	90,758	-	90,758
Total Common Stocks	6,509,219	5,323,289	-	11,832,508
Short-Term Investments	131,018	-	-	131,018
Total Investments	$6,640,237	$5,323,289	$-	$11,963,526

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$1,083,110	$-	$1,083,110
Consumer Discretionary	2,134,561	5,365,519	-	7,500,080
Consumer Staples	2,068,974	6,199,077	-	8,268,051
Energy	478,877	-	-	478,877
Financials	3,953,749	11,120,938	-	15,074,687
Health Care	355,349	4,575,909	-	4,931,258
Industrials	-	10,201,812	-	10,201,812
Materials	1,457,989	6,805,735	-	8,263,724
Technology	-	1,427,450	-	1,427,450
Total Common Stocks	10,449,499	46,779,550	-	57,229,049
Short-Term Investments	2,129,635	-	-	2,129,635
Total Investments	$12,579,134	$46,779,550	$-	$59,358,684

*	The Funds did not hold any Level 3 securities at period end.

The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Value Fund, and International Small Cap Value Fund from October 31, 2016 to April 30, 2017, represented by recognizing the April 30, 2017 market value of securities:

	Emerging Markets Opportunities Fund	Global Value Fund	International Small Cap Value Fund
Transfers into Level 1	$1,041,173	$283,412	$3,709,140
Transfers out of Level 1	(430,861)	-	-
Net transfers in (out) of Level 1	$610,312	$283,412	$3,709,140

Transfers into Level 2	$430,861	$-	$-
Transfers out of Level 2	(1,041,173)	(283,412)	(3,709,140)
Net transfers in (out) of Level 2	$(610,312)	$(283,412)	$(3,709,140)

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$6,722,496	$-	$-	$6,722,496
Short-Term Investments	313,191	-	-	313,191
Total Investments	$7,035,687	$-	$-	$7,035,687

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$408,092	$-	$-	$408,092
Corporate Bonds[1]	-	3,894,122	-	3,894,122
Exchange-Traded Funds	545,357	-	-	545,357
Preferred Stocks[1]	3,659,865	-	-	3,659,865
Short-Term Investments	300,488	-	-	300,488
Total Investments	$4,913,802	$3,894,122	$-	$8,807,924

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$ 1,000.00	$ 1,140.80	$ 5.31
Hypothetical (5% annual return before expenses)	1,000.00	1,019.83	5.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Emerging Markets Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$ 1,000.00	$ 1,082.30	$ 6.97
Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2017 (Unaudited)

Advisory Research Global Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 04/30/17
Actual Performance	$ 1,000.00	$ 1,139.10	$ 5.83
Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Investor Class	Actual Performance	$1,000.00	$1,102.80	$6.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.84	6.01
Class I	Actual Performance	1,000.00	1,102.40	6.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.09	5.76

*
Expenses are equal to the Fund’s annualized expense ratios of 1.20% and 1.15% for Investor Class and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Advisory Research Small Company Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$ 1,000.00	$ 1,121.60	$ 5.79
Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$ 1,000.00	$ 1,018.60	$ 4.50
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

*
Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Advisory Research Funds
Each a series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC.
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research Emerging Markets Opportunities Fund	ADVMX	461 41P 552
Advisory Research Global Value Fund	ADVWX	461 418 683
Advisory Research International Small Cap Value Fund – Investor Class	ADVIX	461 418 741
Advisory Research International Small Cap Value Fund – Class I	ADVLX	461 41P 412
Advisory Research Small Company Opportunities Fund	ADVSX	461 41P 545
Advisory Research Strategic Income Fund	ADVNX	461 41P 503

Privacy Principles of the Advisory Research Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 665-1414 or contact your financial institution. The Trust will begin sending you individual copies thirty days after receiving your request.

Advisory Research Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/7/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/7/17